Consolidated Statement of Profit or Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares
Profit or loss [abstract]
Revenue	¥ 16,030,636	$ 2,305,936	¥ 21,265,930	¥ 20,581,170
Cost of sales	(13,399,986)	(1,927,529)	(18,313,817)	(17,391,599)
Gross profit	2,630,650	378,407	2,952,113	3,189,571
Other operating income	334,349	48,095	326,171	400,269
Other operating expenses	2,407	346	(9,982)	(21,322)
Research and development expenses	(836,438)	(120,318)	(848,812)	(626,478)
Selling, general and administrative expenses	(1,611,677)	(231,833)	(1,755,957)	(1,760,036)
Operating profit	519,291	74,697	663,533	1,182,004
Finance costs	(95,472)	(13,733)	(115,928)	(151,170)
Share of profit/(loss) of associates, net of tax	(1,547)	(223)	90	452
Share of loss of joint ventures, net of tax	(27,546)	(3,962)	(95,985)	(59,422)
Profit before tax	394,726	56,779	451,710	971,864
Income tax expense	(59,065)	(8,496)	(43,816)	(192,538)
Profit for the year	335,661	48,283	407,894	779,326
Attributable to:
Equity holders of the Company	218,581	31,442	272,673	548,903
Non-controlling interests	117,080	16,841	135,221	230,423
Profit for the year	¥ 335,661	$ 48,283	¥ 407,894	¥ 779,326
Earnings per share (dollar per share)
- Basic | (per share)	¥ 5.35	$ 0.77	¥ 6.67	¥ 13.43
- Diluted | (per share)	¥ 5.35	$ 0.77	¥ 6.67	¥ 13.43